Non-trading securities - Non-Trading securities Reconciliation (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014		Mar. 31, 2014
Non-trading debt securities [Line Items]
Cost and/or amortized cost	¥ 306,299		¥ 306,441
Gross unrealized gains	31,897		22,201
Gross unrealized losses	204		220
Fair value	337,992		328,422
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	112,688	[1]	138,973	[1]
Gross unrealized gains	2,375	[1]	842	[1]
Gross unrealized losses	30	[1]	86	[1]
Fair value	115,033	[1]	139,729	[1]
Other debt securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	154,367	[2]	129,311	[2]
Gross unrealized gains	12,140	[2]	6,851	[2]
Gross unrealized losses	153	[2]	91	[2]
Fair value	166,354	[2]	136,071	[2]
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	39,244		38,157
Gross unrealized gains	17,382		14,508
Gross unrealized losses	21		43
Fair value	¥ 56,605		¥ 52,622

[1]	Primarily Japanese government, agency and municipal securities.
[2]	Primarily corporate debt securities.